Interim Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING REVENUES
Time charter revenue	$ 55,123	$ 10,108
Time charter revenue-related parties	72,478	61,078
Total operating revenue	127,601	71,186
OPERATING EXPENSES:
Vessels operating expenses	37,532	19,881
Vessels operating expenses-related parties	4,233	536
Time charter and voyage expenses	2,785	377
Time charter and voyage expenses-related parties	850	0
Depreciation and amortization	21,710	16,329
General and administrative expenses	4,110	3,393
Operating Income	56,381	30,670
NON OPERATING INCOME/(EXPENSES)
Interest income	784	620
Interest and other financial expense	(38,060)	(21,516)
Other income, net	1,236	15
Total non operating expense	(36,040)	(20,881)
Income before income taxes	20,341	9,789
Income taxes	40	(46)
Net Income	20,381	9,743
Earnings allocated to Series B Preferred Shares	(1,532)	(1,531)
Net Income available to Common Shareholders	$ 18,849	$ 8,212
Common Class A [Member]
Weighted average number of common shares outstanding
Basic and diluted	9,937,836	6,040,792
Net income per common share
Basic and diluted	$ 0.82	$ 1.36
Common Class B [Member]
Weighted average number of common shares outstanding
Basic and diluted	0	925,745
Net income per common share
Basic and diluted	$ 0	$ 0